Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Select Global Infrastructure Portfolio (Prospectus Summary): | Select Global Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Select Global Infrastructure Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Heading	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	With respect to each of the Global Franchise and Select Global Infrastructure Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	With respect to the Select Global Infrastructure Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.
Select Global Infrastructure Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTIPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class P
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	660
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,251
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,117
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P (commenced operations on 9/20/10) Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.57%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.53%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2010	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.